Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
November 30, 2025
LEI-NPRT3-0126
1.810675.121
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Dollarama Inc	2,400	345,114
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (United States)	20,300	1,469,517
TOTAL CONSUMER DISCRETIONARY		1,814,631

Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (a)	1,200	190,368
TOTAL CANADA		2,004,999
CHINA - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Luckin Coffee Inc ADR (a)	18,100	658,840
Yum China Holdings Inc	7,500	361,050

TOTAL CHINA		1,019,890
UNITED KINGDOM - 3.0%
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 3.0%
Flutter Entertainment PLC (a)	83,400	17,414,754
UNITED STATES - 95.9%
Communication Services - 1.1%
Entertainment - 1.1%
Spotify Technology SA (a)	10,500	6,288,135
Consumer Discretionary - 92.8%
Diversified Consumer Services - 2.9%
Adtalem Global Education Inc (a)	33,899	3,137,691
Duolingo Inc Class A (a)	14,100	2,698,881
Service Corp International/US	142,300	11,302,889
		17,139,461
Hotels, Restaurants & Leisure - 89.9%
Airbnb Inc Class A (a)	202,500	23,690,475
Booking Holdings Inc	14,807	72,771,816
Carnival Corp (a)	846,500	21,822,770
Chipotle Mexican Grill Inc (a)	613,550	21,179,746
Domino's Pizza Inc (b)	37,842	15,879,638
DoorDash Inc Class A (a)	143,800	28,525,606
DraftKings Inc Class A (a)	564,700	18,725,452
Dutch Bros Inc Class A (a)	108,686	6,370,086
Expedia Group Inc Class A	129,600	33,137,424
Hilton Worldwide Holdings Inc	179,332	51,115,000
Marriott International Inc/MD Class A1	15,125	4,609,949
McDonald's Corp	231,000	72,030,421
Penn Entertainment Inc (a)	80,200	1,190,168
Red Rock Resorts Inc Class A	210,800	12,346,556
Royal Caribbean Cruises Ltd	19,600	5,218,500
Shake Shack Inc Class A (a)	13,400	1,172,232
Sportradar Holding AG Class A (a)	344,600	7,581,200
Starbucks Corp	556,256	48,455,460
Texas Roadhouse Inc	65,700	11,513,925
Viking Holdings Ltd (a)	190,400	12,714,912
Wingstop Inc (b)	7,900	2,091,367
Wyndham Hotels & Resorts Inc (b)	27,442	2,008,754
Wynn Resorts Ltd	197,800	25,452,904
Yum! Brands Inc	183,500	28,114,035
		527,718,396
TOTAL CONSUMER DISCRETIONARY		544,857,857

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Chefs' Warehouse Inc/The (a)	9,900	607,068
US Foods Holding Corp (a)	67,900	5,341,693
		5,948,761
Real Estate - 1.0%
Specialized REITs - 1.0%
VICI Properties Inc	204,200	5,885,044
TOTAL UNITED STATES		562,979,797
TOTAL COMMON STOCKS (Cost $393,932,019)		583,419,440

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	4,237,136	4,237,983
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	9,745,162	9,746,137
TOTAL MONEY MARKET FUNDS (Cost $13,984,120)			13,984,120

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $407,916,139)	597,403,560
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(10,241,305)
NET ASSETS - 100.0%	587,162,255

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $502,098.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,962,247	101,211,019	100,934,715	115,507	(568)	-	4,237,983	4,237,136	0.0%
Fidelity Securities Lending Cash Central Fund	22,885,694	271,030,428	284,169,972	14,059	(13)	-	9,746,137	9,745,162	0.0%
Total	26,847,941	372,241,447	385,104,687	129,566	(581)	-	13,984,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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